Shareholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shareholders' Equity (Deficit)

15. Warrants

Public Warrants

The Company has 11,500,000 outstanding Public Warrants to purchase an aggregate of 11,500,000 shares of the Company’s common share. There were no Public Warrants exercised during the year ended December 31, 2021.

The Company accounts for its outstanding Public Warrants in accordance with the guidance contained in ASC 815-40 and determined that the Public Warrants do not meet the criteria for equity treatment thereunder. As such, each Public Warrants must be recorded as a liability and is subject to re-measurement at each balance sheet date. Changes in fair value are recognized in gain on fair value of warrant liability in the Company’s Consolidated Statements of Operations and Comprehensive Loss.

Each Public Warrant entitles the holder to purchase one share of the Company’s common stock at an exercise price of $11.50 per share, subject to adjustment. The Public Warrants are exercisable 30 days after the completion of the Business Combination, subject to certain conditions, including that the Company has an effective registration statement under the Securities Act covering the Common Shares issuable upon exercise of the Public Warrants. The Public Warrants will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation. The Company may call the Public Warrants for redemption for cash or for Common Shares under certain circumstances.

The exercise price and number of Common Shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, recapitalization, reorganization, merger or consolidation.

Legacy Wejo Warrants

Legacy Wejo has issued equity instruments in the form of warrants issued in connection with the allotment of Common Shares to investors since 2015 to 2018 (the “Legacy Wejo Warrants”). There were no issuances of Legacy Wejo Warrants during the years ended December 31, 2021 and 2020. As of December 31, 2020 there were 2,696,120 outstanding Legacy Wejo Warrants, of which 2,328,206 were exercisable as of December 31, 2020 and 368,074 were only exercisable upon (i) the sale of the whole business or assets of the Company; (ii) a takeover of the Company by an outside source; or (iii) the first occasion on which Common Shares in the capital of the Company are permitted to be traded or dealt in on a relevant market (“Exercisable Event”). The 2,328,206 Legacy Wejo Warrants exercisable as of December 31, 2020 and the 368,074 Legacy Wejo Warrants exercisable upon an Exercisable Event had a weighted-average exercise price of $3.03 and $2.98 per Legacy Wejo Warrants, respectively.

Activity of warrants during the year ended December 31, 2021 is as follows:

	Public	Legacy Wejo	Total
	Warrants	Warrants	Warrants
Outstanding as of December 31, 2020	—	2,696,120	2,696,120
Issued as part of the Merger	11,500,000	—	11,500,000
Exercised	—	(2,696,120)	(2,696,120)
Total warrants outstanding as of December 31, 2021	11,500,000	—	11,500,000

On November 18, 2021, certain Legacy Wejo Warrants holders exercised their warrants on a net basis, and as a result, were exchanged for shares of Legacy Wejo and were ultimately exchanged for an aggregate of 1,967,193 common shares of the Company as part of the Business Combination.

17. Shareholders' Equity (Deficit)

On November 18, 2021 (the “Closing Date”), the Company’s Common Shares began trading on the NASDAQ under the symbol “WEJO.” As discussed in Note 3, the Company has retroactively adjusted the Legacy Wejo shares issued and outstanding prior to November 18, 2021 to give effect to the Exchange Ratio to determine the number of shares of common stock into which they were exchanged into the Company’s common stock.

Rollover Equity

Prior to the Business Combination, Legacy Wejo had three classes of stock: Ordinary, B Ordinary and A Ordinary shares. The rights of the holders of Legacy Wejo Ordinary and B Ordinary shares were identical. There were no outstanding shares of A Ordinary shares, from an accounting perspective, until the Business Combination was completed. See Note 18 for outstanding options to purchase A Ordinary shares.

At the Closing Date of the Business Combination, each outstanding share of Legacy Wejo’s Ordinary, B Ordinary and A Ordinary shares converted into common stock of the Company at the Exchange Ratio, resulting in 65,625,896  shares of common stock issued for consideration of all outstanding Legacy Wejo shares which includes the shares issued from conversion of Advanced Subscription Agreements (Note 12), convertible loan notes (Note 13) and exercise of Legacy Wejo Warrants (Note 15).

On November 18, 2021, the closing date of the Business Combination, the Company issued 15,474,309 shares of common stock to acquire 100% of Virtuoso’ s outstanding common stock. Concurrently with the execution and delivery of the certain agreement and Plan of Merger, the PIPE investors entered into the PIPE subscription agreements, pursuant to which the PIPE investors purchased an aggregate of 12,850,000 shares of common stock at a purchase price per share of $10.00.